FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 333-141093

GABELLI SRI GREEN FUND, INC. (the “Fund”)

Supplement dated April 19, 2013, to the Fund’s Statement of Additional

Information (“SAI”) dated July 27, 2012, as supplemented February 7, 2013

Effective April 17, 2013, all references in the SAI to Gabelli SRI Green Fund, Inc. should be replaced with Gabelli SRI Fund, Inc.

Please retain this Supplement with your SAI for reference.